INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the net deferred income tax liability
Balance at beginning of year	$ (524.3)	$ (560.6)
Recognized in income as continuing operations	(124.5)	31.7
Recognized in income as discontinued operations	2.9		$ 3.4
Recognized in other comprehensive income	28.9	7.0
Business acquisitions and disposals		(7.5)
Acquisition of tax deductions		5.6
Other	(0.7)	(0.5)
Balance at end of year	$ (617.7)	$ (524.3)	$ (560.6)